Principal accounting policies (Narrative) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Provision for Doubtful Accounts, Net of Reversals	¥ 11,600		¥ 13,700
Cost-method Investments, Other than Temporary Impairment	37,300		142,100	¥ 6,100
Impairment of long-lived assets			30,000
Advertising expenses	2,100,000		2,000,000	1,800,000
Employee benefit expenses	476,300		477,000	338,600
Government grants	81,400		72,300	30,000
Statutory Reserve	266,700
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax			(2,989)
Foreign Currency Per Share Exchange Rate, Translation | (per share)	¥ 6.5342	$ 1.00
Foreign currency translation adjustment, net of nil tax	¥ 82,926	$ 12,691	(76,027)	(69,708)
Foreign currency exchange gain/(loss), net	793	$ 121	(3,727)	(11,196)
Short-term Investments	3,437,707		833,480		$ 526,110
Commercial Banks [Member]
Cash restricted from withdrawal	86,000		3,400
Commercial Banks [Member] | Current Asset [Member]
Cash Collateral for Borrowed Securities	7,400		1,100,000
Commercial Banks [Member] | Noncurrent Asset [Member]
Cash Collateral for Borrowed Securities	792,000
Tencent [Member]
Advertising expenses	¥ 422,300		¥ 351,100	¥ 152,100